Property, Plant and Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
NOTE 5—PROPERTY, PLANT AND EQUIPMENT
As of September 30, 2020 and December 31, 2019, property, plant and equipment, net consisted of the following (in millions):

	September 30, 2020	December 31, 2019
LNG terminal costs
LNG terminal	$13,700	$13,736
LNG terminal construction-in-process	1,924	1,222
Accumulated depreciation	(1,446)	(1,104)

Total LNG terminal costs, net	14,178	13,854
Fixed assets
Fixed assets	19	18
Accumulated depreciation	(14)	(11)

Total fixed assets, net	5	7

Property, plant and equipment, net	$14,183	$13,861

The following table shows depreciation expense and offsets to LNG terminal costs during the nine months ended September 30, 2020 and 2019 (in millions):

	Nine Months Ended September 30,
	2020	2019
Depreciation expense	$345	$327
Offsets to LNG terminal costs (1)	—	48

(1)
We realize offsets to LNG terminal costs related to the sale of commissioning cargoes because these amounts were earned or loaded prior to the start of commercial operations of the respective Trains of the Liquefaction Project during the testing phase for its construction.

NOTE 6—PROPERTY, PLANT AND EQUIPMENT
As of December 31, 2019 and 2018, property, plant and equipment, net consisted of the following (in millions):

	December 31,
	2019	2018
LNG terminal costs
LNG terminal	$13,736	$10,004
LNG terminal construction-in-process	1,222	3,866
Accumulated depreciation	(1,104)	(667)

Total LNG terminal costs, net	13,854	13,203
Fixed assets
Fixed assets	18	14
Accumulated depreciation	(11)	(8)

Total fixed assets, net	7	6

Property, plant and equipment, net	$13,861	$13,209

Depreciation expense was $442 million, $339 million and $257 million during the years ended December 31, 2019, 2018 and 2017, respectively.
We realized offsets to LNG terminal costs of $48 million, $94 million and $301 million during the years ended December 31, 2019, 2018 and 2017, respectively, that were related to the sale of commissioning cargoes because these amounts were earned or loaded prior to the start of commercial operations of the respective Trains of the Liquefaction Project, during the testing phase for its construction.
LNG Terminal Costs
LNG terminal costs related to the Liquefaction Project are depreciated using the straight-line depreciation method applied to groups of LNG terminal assets with varying useful lives.

The identifiable components of the Liquefaction Project have depreciable lives between 7 and 50

years, as follows:

Components	Useful life (yrs)
Water pipelines	30
Liquefaction processing equipment	7-50
Other	10-30
Fixed Assets and Other
Our fixed assets and other are recorded at cost and are depreciated on a straight-line method based on estimated lives of the individual assets or groups of assets.